Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP INCOME FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000027825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 13, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jan. 13, 2014
Prospectus Date	rr_ProspectusDate	Nov. 29, 2013
Delaware High-Yield Opportunities Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware High-Yield Opportunities Fund (Fund)
Supplement [TextBlock]	dgif_SupplementTextBlock

DELAWARE GROUP® INCOME FUNDS

Delaware High-Yield Opportunities Fund (Fund)

Supplement to the Fund’s Class A, Class B, Class C, Class R, and Institutional Class

Statutory Prospectus dated Nov. 29, 2013

The following replaces the information in the section entitled, “What are the Fund’s fees and expenses?”.

Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information under the section entitled “Purchasing shares.”

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 27, 2015
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled “About your account,” and in the Fund's statement of additional information under the section entitled “Purchasing shares.”

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Class A and Class R shares’ distribution and service (12b-1) fees have been restated to reflect a permanent reduction in their fees to 0.25% and 0.50%, respectively.
Expense Example [Heading]	rr_ExpenseExampleHeading	The following replaces the information in the section entitled, “Example.” Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(if not redeemed)
Supplement Closing [TextBlock]	dgif_SupplementClosingTextBlock

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the “Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated January 13, 2014.

Delaware High-Yield Opportunities Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	553
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	782
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,029
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,737
Delaware High-Yield Opportunities Fund | Class B
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	732
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,917
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	507
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	931
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,917
Delaware High-Yield Opportunities Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	584
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,001
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	580
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,010
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,195
Delaware High-Yield Opportunities Fund | Class R
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,631
Delaware High-Yield Opportunities Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.22%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,056

[1]	The Class A and Class R shares' distribution and service (12b-1) fees have been restated to reflect a permanent reduction in their fees to 0.25% and 0.50%, respectively.
[2]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.81% of the Fund's average daily net assets from Nov. 27, 2013 through Nov. 28, 2014. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from Jan. 2, 2014 through Nov. 27, 2015.These waivers and reimbursements may only be terminated by agreement of the Manager and Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.25% on all shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Fund's Board.
[3]	If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.